Operating Lease (Details) - Schedule of summary of leases by balance sheet location - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets
Operating lease right-of-use assets	$ 522,278	$ 623,236
Liabilities
Operating lease liability - current	165,506	130,198
Operating lease liability - non-current	373,068	494,425
Total lease liabilities	$ 538,574	$ 624,623